INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS
Schedule of changes in the net carrying amount of intangible assets

			Customer	Broadcasting
			relation-ships,	licences,
			naming	trademarks	Projects
	Spectrum		rights and	and sport	under
	licences	Software	other	franchises	development	Total

Cost

Balance as of December 31, 2017	$723.5	$927.1	$120.7	$120.1	$64.8	$1,956.2
Additions	—	100.9	2.6	—	93.9	197.4
Net change in additions financed with accounts payable	—	(3.5)	—	—	68.1	64.6
Reclassification to assets held for sale	—	—	(5.1)	—	—	(5.1)
Reclassification	—	50.4	—	—	(50.4)	—
Retirement, disposals and other	—	(7.2)	1.2	(8.0)	(9.6)	(23.6)
Balance as of December 31, 2018	723.5	1,067.7	119.4	112.1	166.8	2,189.5
Additions[1]	255.8	209.6	2.5	—	29.0	496.9
Net change in additions financed with accounts payable	—	(73.9)	—	—	62.7	(11.2)
Business acquisition	—	1.2	20.0	—	—	21.2
Reclassification	—	80.0	—	—	(152.5)	(72.5)
Retirement, disposals and other	—	(13.9)	(5.0)	—	(2.5)	(21.4)
Balance as of December 31, 2019	$979.3	$1,270.7	$136.9	$112.1	$103.5	$2,602.5

1On April 10, 2019, Videotron acquired 10 spectrum licences in the 600 MHz band covering Eastern, Southern and Northern Quebec, as well as Outaouais and Eastern Ontario regions for a total price of $255.8 million.

			Customer	Broadcasting
			relation-ships,	licences,
			naming	trademarks	Projects
	Spectrum		rights and	and sport	under
	licences	Software	other	franchises	development	Total

Accumulated amortization and impairment losses

Balance as of December 31, 2017	$247.7	$553.3	$61.5	$110.6	$—	$973.1
Amortization	—	96.5	9.0	—	—	105.5
Reclassification to assets held for sale	—	—	(3.5)	—	—	(3.5)
Retirement, disposals and other	—	(9.9)	(3.0)	(8.0)	—	(20.9)
Balance as of December 31, 2018	247.7	639.9	64.0	102.6	—	1,054.2
Amortization	—	105.2	11.5	—	—	116.7
Retirement, disposals and other	—	(7.5)	(4.9)	—	—	(12.4)
Balance as of December 31, 2019	$247.7	$737.6	$70.6	$102.6	$—	$1,158.5

Net carrying amount
As of December 31, 2018	$475.8	$427.8	$55.4	$9.5	$166.8	$1,135.3
As of December 31, 2019	$731.6	$533.1	$66.3	$9.5	$103.5	$1,444.0